Accrued expenses and other current liabilities (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accrued expenses and other current liabilities
Fund attributable to institutional investors(1)	$ 2,526,495	¥ 16,485,383	¥ 50,888,482
Accrued interest payable of Consolidated Trusts	3,880,594	25,320,873	39,994,898
Accrued office expense	127,333	830,848	1,036,656
Professional fee payable	4,237,295	27,648,350	26,101,318
Commission fee payable(2)	15,522,659	101,285,353	63,384,314
Insurance fee payable(3)	10,100,645	65,906,706	0
Lease liabilities	$ 2,585,714	¥ 16,871,785	20,213,070
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities
Other accrued expenses	$ 10,635,883	¥ 69,399,132	72,820,742
Total accrued expenses and other current liabilities	$ 49,616,618	¥ 323,748,430	¥ 274,439,480